Equity Method Investments - Summary of Abacus' Condensed Consolidated Statements of Cash Flows (Detail) (Abacus [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Abacus [Member]
Operating Activities
Cash provided by operating activities	$ 57,899	$ 9,214	$ 48,833
Investing Activities
Cash used in investing activities	(16,154)	(29,183)	(8,560)
Financing Activities
Dividends paid	(30,000)	(60,486)	(35,000)
Other financing activities	(210)	(156)	(109)
Cash used in financing activities	(30,210)	(60,642)	(35,109)
Increase (decrease) in cash and cash equivalents	11,535	(80,611)	5,164
Cash and cash equivalents at beginning of period	96,194	176,805	171,641
Cash and cash equivalents at end of period	$ 107,729	$ 96,194	$ 176,805